Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

					Value of initial fixed $100 Investment(2)
Year	Reported Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(5)	Average Reported Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to other NEOs(1)(5)	Company Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (in millions)	PF Op Income (in millions)(4)
2023	$8,423,593	$30,372,331	$3,036,107	$11,493,108	$495.46	$277.14	$333.9	$251.9
2022	$7,130,474	$19,432,713	$3,160,306	$5,746,805	$260.04	$137.05	$(14.3)	$256.2
2021	$5,761,497	$13,591,885	$1,538,175	$1,940,042	$213.36	$219.49	$18.3	$210.5
2020	$5,377,663	$6,454,443	$2,291,740	$2,827,485	$126.75	$145.23	$(40.5)	$181.8

(1)	The NEOs for each applicable year are:

•	2023: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, and John Shinn.

•
2022: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, John Shinn, and Keith Jones. Mr. Jones resigned from his position as Vice President, Finance, and Interim Chief Financial Officer effective as of August 5, 2022

•
2021: PEO: Luc Seraphin. Other NEOs: Sean Fan, John Shinn, Keith Jones, Jae Kim, and Rahul Mathur. Mr. Kim resigned from his position as Senior Vice President, General Counsel and Secretary effective as of February 19, 2021. Mr. Mathur resigned from his position of Senior Vice President, Finance and Chief Financial Officer effective as of November 15, 2021

•	2020: PEO: Luc Seraphin. Other NEOs: Sean Fan, Jae Kim, and Rahul Mathur

(2)	Cumulative TSR is measured as of a base period of December 31, 2019
(3)
The peer group used for relative TSR is the RDG Semiconductor Composite Index, comprising 77 constituent companies, which is the same peer group the Company uses for its Item 201(e) of Regulation
S-K
disclosure

(4)
The Company-selected measure
is
pro-forma operating
income, as described in our CD&A section of the
proxy. Pro-forma operating
income is
a non-GAAP measure
that consists of GAAP operating income, adjusted for stock-based compensation expense, amortization expense, certain acquisition related expenses, retention bonuses, restructuring expenses, impairment charges, non-cash interest
expense and certain
other one-time or
extraordinary expenses or credits and, as described in the CD&A section of the proxy, was also adjusted for Customer Licensing Income.

Other one-time or extraordinary expense or income items may be excluded from pro-forma operating income as determined by the Compensation and Human Resources Committee.
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (a djustments for pension or dividend payments are not covered, as Rambus does not have supplemental executive retirement plans and does not pay dividends on equity award
s, and d
ue to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above
):

			Equity Awards
Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Year	Add Change in Value of Vested Equity Granted in Prior Years
2023	PEO	$8,423,593	$7,190,089	$11,012,250	$10,245,511	$0	$7,881,066
	Other NEOs*	$3,036,107	$2,308,102	$3,526,754	$5,965,043	$0	$1,273,305
2022	PEO	$7,130,474	$5,857,203	$8,872,767	$3,476,967	$0	$5,809,709
	Other NEOs*	$3,160,306	$2,492,078	$4,235,555	$430,855	$0	$412,167
2021	PEO	$5,761,497	$4,511,773	$6,755,857	$3,551,346	$0	$2,034,959
	Other NEOs*	$1,538,175	$1,055,024	$774,181	$324,841	$0	$357,869
2020	PEO	$5,377,663	$4,050,500	$4,009,500	$1,041,477	$0	$76,303
	Other NEOs*	$2,291,740	$1,369,477	$1,377,093	$507,449	$0	$20,680

*	Presented on an averaged basis.

Company Selected Measure Name	pro-forma operating income
Named Executive Officers, Footnote

(1)	The NEOs for each applicable year are:

•	2023: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, and John Shinn.

•
2022: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, John Shinn, and Keith Jones. Mr. Jones resigned from his position as Vice President, Finance, and Interim Chief Financial Officer effective as of August 5, 2022

•
2021: PEO: Luc Seraphin. Other NEOs: Sean Fan, John Shinn, Keith Jones, Jae Kim, and Rahul Mathur. Mr. Kim resigned from his position as Senior Vice President, General Counsel and Secretary effective as of February 19, 2021. Mr. Mathur resigned from his position of Senior Vice President, Finance and Chief Financial Officer effective as of November 15, 2021

•	2020: PEO: Luc Seraphin. Other NEOs: Sean Fan, Jae Kim, and Rahul Mathur

Peer Group Issuers, Footnote	The peer group used for relative TSR is the RDG Semiconductor Composite Index, comprising 77 constituent companies, which is the same peer group the Company uses for its Item 201(e) of Regulation
S-K
	disclosure
PEO Total Compensation Amount	$ 8,423,593	$ 7,130,474	$ 5,761,497	$ 5,377,663
PEO Actually Paid Compensation Amount	$ 30,372,331	19,432,713	13,591,885	6,454,443
Adjustment To PEO Compensation, Footnote
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (a djustments for pension or dividend payments are not covered, as Rambus does not have supplemental executive retirement plans and does not pay dividends on equity award
s, and d
ue to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above
):

			Equity Awards
Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Year	Add Change in Value of Vested Equity Granted in Prior Years
2023	PEO	$8,423,593	$7,190,089	$11,012,250	$10,245,511	$0	$7,881,066
	Other NEOs*	$3,036,107	$2,308,102	$3,526,754	$5,965,043	$0	$1,273,305
2022	PEO	$7,130,474	$5,857,203	$8,872,767	$3,476,967	$0	$5,809,709
	Other NEOs*	$3,160,306	$2,492,078	$4,235,555	$430,855	$0	$412,167
2021	PEO	$5,761,497	$4,511,773	$6,755,857	$3,551,346	$0	$2,034,959
	Other NEOs*	$1,538,175	$1,055,024	$774,181	$324,841	$0	$357,869
2020	PEO	$5,377,663	$4,050,500	$4,009,500	$1,041,477	$0	$76,303
	Other NEOs*	$2,291,740	$1,369,477	$1,377,093	$507,449	$0	$20,680

*	Presented on an averaged basis.

Non-PEO NEO Average Total Compensation Amount	$ 3,036,107	3,160,306	1,538,175	2,291,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,493,108	5,746,805	1,940,042	2,827,485
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (a djustments for pension or dividend payments are not covered, as Rambus does not have supplemental executive retirement plans and does not pay dividends on equity award
s, and d
ue to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above
):

			Equity Awards
Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Year	Add Change in Value of Vested Equity Granted in Prior Years
2023	PEO	$8,423,593	$7,190,089	$11,012,250	$10,245,511	$0	$7,881,066
	Other NEOs*	$3,036,107	$2,308,102	$3,526,754	$5,965,043	$0	$1,273,305
2022	PEO	$7,130,474	$5,857,203	$8,872,767	$3,476,967	$0	$5,809,709
	Other NEOs*	$3,160,306	$2,492,078	$4,235,555	$430,855	$0	$412,167
2021	PEO	$5,761,497	$4,511,773	$6,755,857	$3,551,346	$0	$2,034,959
	Other NEOs*	$1,538,175	$1,055,024	$774,181	$324,841	$0	$357,869
2020	PEO	$5,377,663	$4,050,500	$4,009,500	$1,041,477	$0	$76,303
	Other NEOs*	$2,291,740	$1,369,477	$1,377,093	$507,449	$0	$20,680

*	Presented on an averaged basis.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Tabular List of Performance Measures

Pro-forma Operating Income

Relative TSR

Product Revenue

Total Shareholder Return Amount	$ 495.46	260.04	213.36	126.75
Peer Group Total Shareholder Return Amount	277.14	137.05	219.49	145.23
Net Income (Loss)	$ 333,900,000	$ (14,300,000)	$ 18,300,000	$ (40,500,000)
Company Selected Measure Amount	251,900,000	256,200,000	210,500,000	181,800,000
PEO Name	Luc Seraphin	Luc Seraphin	Luc Seraphin	Luc Seraphin
Measure:: 1
Pay vs Performance Disclosure
Name	Pro-forma Operating Income
Non-GAAP Measure Description
(4)
The Company-selected measure
is
pro-forma operating
income, as described in our CD&A section of the
proxy. Pro-forma operating
income is
a non-GAAP measure
that consists of GAAP operating income, adjusted for stock-based compensation expense, amortization expense, certain acquisition related expenses, retention bonuses, restructuring expenses, impairment charges, non-cash interest
expense and certain
other one-time or
extraordinary expenses or credits and, as described in the CD&A section of the proxy, was also adjusted for Customer Licensing Income.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Product Revenue
PEO | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,190,089	$ 5,857,203	$ 4,511,773	$ 4,050,500
PEO | Add Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,012,250	8,872,767	6,755,857	4,009,500
PEO | Add Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,245,511	3,476,967	3,551,346	1,041,477
PEO | Add Change in Value of Vested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,881,066	5,809,709	2,034,959	76,303
Non-PEO NEO | SCT Stock & Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,308,102	2,492,078	1,055,024	1,369,477
Non-PEO NEO | Add Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,526,754	4,235,555	774,181	1,377,093
Non-PEO NEO | Add Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,965,043	430,855	324,841	507,449
Non-PEO NEO | Add Change in Value of Vested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,273,305	$ 412,167	$ 357,869	$ 20,680